Average Annual Total Returns - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI IMI (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI IMI(reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			16.37%	9.67%	9.00%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(0.33%)	1.35%
STRATEGIC ALLOCATION: CONSERVATIVE FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			7.75%	5.15%	5.03%
Performance Inception Date		Feb. 15, 1996
STRATEGIC ALLOCATION: CONSERVATIVE FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.60%	3.50%	3.39%
Performance Inception Date		Feb. 15, 1996
STRATEGIC ALLOCATION: CONSERVATIVE FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.39%	3.59%	3.55%
Performance Inception Date		Feb. 15, 1996
STRATEGIC ALLOCATION: CONSERVATIVE FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			7.96%	5.36%	5.23%
Performance Inception Date		Aug. 01, 2000
STRATEGIC ALLOCATION: CONSERVATIVE FUND, A Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			1.30%	3.65%	4.13%
Performance Inception Date		Oct. 02, 1996
STRATEGIC ALLOCATION: CONSERVATIVE FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	C Class1 Return Before Taxes
Average Annual Return, Percent	[1]		6.70%	4.10%	4.13%
Performance Inception Date	[1]	Sep. 30, 2004
STRATEGIC ALLOCATION: CONSERVATIVE FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			7.24%	4.65%	4.50%
Performance Inception Date		Mar. 31, 2005
STRATEGIC ALLOCATION: CONSERVATIVE FUND R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	R5 Class2 Return Before Taxes
Average Annual Return, Percent	[2]		8.15%	5.35%	5.24%
Performance Inception Date	[2]	Apr. 10, 2017
STRATEGIC ALLOCATION: CONSERVATIVE FUND R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			8.13%	5.51%	5.39%
Performance Inception Date		Jul. 26, 2013
STRATEGIC ALLOCATION: MODERATE FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			10.48%	6.82%	6.57%
Performance Inception Date		Feb. 15, 1996
STRATEGIC ALLOCATION: MODERATE FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			8.72%	5.15%	4.58%
Performance Inception Date		Feb. 15, 1996
STRATEGIC ALLOCATION: MODERATE FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.93%	4.97%	4.72%
Performance Inception Date		Feb. 15, 1996
STRATEGIC ALLOCATION: MODERATE FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			10.69%	7.06%	6.79%
Performance Inception Date		Aug. 01, 2000
STRATEGIC ALLOCATION: MODERATE FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			3.75%	5.29%	5.67%
Performance Inception Date		Oct. 02, 1996
STRATEGIC ALLOCATION: MODERATE FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[3]	C Class1 Return Before Taxes
Average Annual Return, Percent	[3]		9.44%	5.77%	5.68%
Performance Inception Date	[3]	Oct. 02, 2001
STRATEGIC ALLOCATION: MODERATE FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			10.09%	6.31%	6.05%
Performance Inception Date		Aug. 29, 2003
STRATEGIC ALLOCATION: MODERATE FUND R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[4]	R5 Class2 Return Before Taxes
Average Annual Return, Percent	[4]		10.69%	7.02%	6.79%
Performance Inception Date	[4]	Apr. 10, 2017
STRATEGIC ALLOCATION: MODERATE FUND R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			10.90%	7.21%	6.95%
Performance Inception Date		Jul. 26, 2013
STRATEGIC ALLOCATION: AGGRESSIVE FUND INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			13.06%	8.45%	7.96%
Performance Inception Date		Feb. 15, 1996
STRATEGIC ALLOCATION: AGGRESSIVE FUND INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			11.15%	6.59%	5.83%
Performance Inception Date		Feb. 15, 1996
STRATEGIC ALLOCATION: AGGRESSIVE FUND INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.80%	6.29%	5.84%
Performance Inception Date		Feb. 15, 1996
STRATEGIC ALLOCATION: AGGRESSIVE FUND I CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		I Class Return Before Taxes
Average Annual Return, Percent			13.16%	8.64%	8.17%
Performance Inception Date		Aug. 01, 2000
STRATEGIC ALLOCATION: AGGRESSIVE FUND A CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		A Class Return Before Taxes
Average Annual Return, Percent			6.26%	6.91%	7.06%
Performance Inception Date		Oct. 02, 1996
STRATEGIC ALLOCATION: AGGRESSIVE FUND C CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	C Class1 Return Before Taxes
Average Annual Return, Percent	[5]		11.95%	7.36%	7.05%
Performance Inception Date	[5]	Nov. 27, 2001
STRATEGIC ALLOCATION: AGGRESSIVE FUND R CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R Class Return Before Taxes
Average Annual Return, Percent			12.47%	7.89%	7.41%
Performance Inception Date		Mar. 31, 2005
STRATEGIC ALLOCATION: AGGRESSIVE FUND R5 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	R5 Class2 Return Before Taxes
Average Annual Return, Percent	[6]		13.30%	8.66%	8.17%
Performance Inception Date	[6]	Apr. 10, 2017
STRATEGIC ALLOCATION: AGGRESSIVE FUND R6 CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		R6 Class Return Before Taxes
Average Annual Return, Percent			13.40%	8.82%	8.34%
Performance Inception Date		Jul. 26, 2013

[1]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[2]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[3]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[4]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[5]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[6]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.